Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Preferred Stock [Member] Series B Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]
Balance at Dec. 31, 2013	$ 399,466	$ 549			$ 352,676	$ 46,241
Balance, shares at Dec. 31, 2013		54,919,890
Restricted Stock Units (note 13)	177				177
Shares issued, shares (notes 11, 13)			27,550	14,000
Shares issued (notes 11, 13)	35,000				35,000
Series B Preferred Shares issue expenses (note 11)	(1,503)				(1,503)
Net income for the year	6,110					6,110
Series B Preferred Shares dividend (note 11)	(1,114)					(1,114)
Balance at Dec. 31, 2014	438,136	$ 549			386,350	51,237
Balance, shares at Dec. 31, 2014		54,947,440		14,000
Restricted Stock Units (note 13)	75				75
Net income for the year	(28,875)					(28,875)
Dividends on Class A common shares (note 11)	(9,508)					(9,508)
Series B Preferred Shares dividend (note 11)	(3,062)					(3,062)
Balance at Dec. 31, 2015	396,766	$ 549			386,425	9,792
Balance, shares at Dec. 31, 2015		54,947,440		14,000
Restricted Stock Units (note 13)	283				283
Shares issued, shares (notes 11, 13)			34,125
Shares issued (notes 11, 13)	1	$ 1
Net income for the year	(65,095)					(65,095)
Series B Preferred Shares dividend (note 11)	(3,062)					(3,062)
Balance at Dec. 31, 2016	$ 328,893	$ 550			$ 386,708	$ (58,365)
Balance, shares at Dec. 31, 2016		54,981,565		14,000